INTANGIBLE ASSETS, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Feb. 28, 2021	Feb. 29, 2020
Intangible assets
Intangible assets, gross	$ 133,728	$ 108,010
Less: accumulated amortization	(70,012)	(45,930)
Less: accumulated impairment loss	(358)	(358)
Add: foreign exchange difference	2,683	(2,737)
Intangible assets, net	66,041	58,985
Trade name
Intangible assets
Intangible assets, gross	41,707	27,982
User base and customer relationships
Intangible assets
Intangible assets, gross	32,378	24,803
Licenses
Intangible assets
Intangible assets, gross	28,796	28,476
Technology
Intangible assets
Intangible assets, gross	14,308	13,230
Student base
Intangible assets
Intangible assets, gross	6,026	5,974
Partnership agreements and school cooperation agreements
Intangible assets
Intangible assets, gross	4,858	4,858
Others
Intangible assets
Intangible assets, gross	$ 5,655	$ 2,687